Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	1.250%	12/31/26	311,414	283,289
United States Treasury Note/Bond	1.750%	12/31/26	119,913	110,770
United States Treasury Note/Bond	1.500%	1/31/27	419,656	383,657
United States Treasury Note/Bond	2.250%	2/15/27	249,690	233,460
United States Treasury Note/Bond	6.625%	2/15/27	15,729	16,700
United States Treasury Note/Bond	1.125%	2/28/27	25,424	22,921
United States Treasury Note/Bond	1.875%	2/28/27	249,593	230,406
United States Treasury Note/Bond	0.625%	3/31/27	149,474	132,004
United States Treasury Note/Bond	2.500%	3/31/27	279,695	263,263
United States Treasury Note/Bond	0.500%	4/30/27	210,395	184,490
United States Treasury Note/Bond	2.750%	4/30/27	274,233	259,793
United States Treasury Note/Bond	2.375%	5/15/27	301,705	282,094
United States Treasury Note/Bond	0.500%	5/31/27	192,520	168,305
United States Treasury Note/Bond	2.625%	5/31/27	262,801	247,649
United States Treasury Note/Bond	0.500%	6/30/27	224,641	195,789
United States Treasury Note/Bond	3.250%	6/30/27	274,772	264,382
United States Treasury Note/Bond	0.375%	7/31/27	260,963	225,692
United States Treasury Note/Bond	2.750%	7/31/27	256,979	242,685
United States Treasury Note/Bond	2.250%	8/15/27	240,845	223,271
United States Treasury Note/Bond	6.375%	8/15/27	29,720	31,619
United States Treasury Note/Bond	0.500%	8/31/27	232,334	201,332
United States Treasury Note/Bond	3.125%	8/31/27	245,843	235,087
United States Treasury Note/Bond	0.375%	9/30/27	286,888	246,634
United States Treasury Note/Bond	4.125%	9/30/27	237,893	235,663
United States Treasury Note/Bond	0.500%	10/31/27	257,676	222,004
United States Treasury Note/Bond	4.125%	10/31/27	213,467	211,499
United States Treasury Note/Bond	2.250%	11/15/27	274,398	253,432
United States Treasury Note/Bond	6.125%	11/15/27	41,988	44,560
United States Treasury Note/Bond	0.625%	11/30/27	299,519	258,616
United States Treasury Note/Bond	3.875%	11/30/27	237,649	233,304
United States Treasury Note/Bond	0.625%	12/31/27	361,102	310,999
United States Treasury Note/Bond	3.875%	12/31/27	235,779	231,469
United States Treasury Note/Bond	0.750%	1/31/28	355,586	307,026
United States Treasury Note/Bond	3.500%	1/31/28	212,274	205,309
United States Treasury Note/Bond	2.750%	2/15/28	332,177	311,520
United States Treasury Note/Bond	1.125%	2/29/28	414,962	363,221
United States Treasury Note/Bond	4.000%	2/29/28	17,820	17,575
United States Treasury Note/Bond	1.250%	3/31/28	355,808	312,333
United States Treasury Note/Bond	3.625%	3/31/28	224,099	217,761
United States Treasury Note/Bond	1.250%	4/30/28	340,189	298,091
United States Treasury Note/Bond	3.500%	4/30/28	154,145	148,967

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.875%	5/15/28	352,286	331,314
United States Treasury Note/Bond	1.250%	5/31/28	379,835	332,000
United States Treasury Note/Bond	3.625%	5/31/28	185,563	180,286
United States Treasury Note/Bond	1.250%	6/30/28	320,404	279,452
United States Treasury Note/Bond	4.000%	6/30/28	155,712	153,595
United States Treasury Note/Bond	1.000%	7/31/28	341,548	293,678
United States Treasury Note/Bond	4.125%	7/31/28	198,058	196,418
United States Treasury Note/Bond	2.875%	8/15/28	356,979	334,724
United States Treasury Note/Bond	5.500%	8/15/28	40,278	42,185
United States Treasury Note/Bond	1.125%	8/31/28	327,959	282,967
United States Treasury Note/Bond	4.375%	8/31/28	217,153	217,764
United States Treasury Note/Bond	1.250%	9/30/28	329,589	285,506
United States Treasury Note/Bond	4.625%	9/30/28	167,272	169,467
United States Treasury Note/Bond	1.375%	10/31/28	329,583	286,634
United States Treasury Note/Bond	4.875%	10/31/28	229,821	235,495
United States Treasury Note/Bond	3.125%	11/15/28	326,588	308,830
United States Treasury Note/Bond	5.250%	11/15/28	48,351	50,187
United States Treasury Note/Bond	1.500%	11/30/28	325,605	284,396
United States Treasury Note/Bond	4.375%	11/30/28	311,353	312,569
United States Treasury Note/Bond	1.375%	12/31/28	305,477	264,429
United States Treasury Note/Bond	1.750%	1/31/29	314,390	276,958
United States Treasury Note/Bond	2.625%	2/15/29	339,687	312,406
United States Treasury Note/Bond	5.250%	2/15/29	29,065	30,150
United States Treasury Note/Bond	1.875%	2/28/29	294,646	260,762
United States Treasury Note/Bond	2.375%	3/31/29	277,918	251,993
United States Treasury Note/Bond	2.875%	4/30/29	252,857	234,920
United States Treasury Note/Bond	2.375%	5/15/29	285,930	258,677
United States Treasury Note/Bond	2.750%	5/31/29	246,051	226,828
United States Treasury Note/Bond	3.250%	6/30/29	234,799	221,922
United States Treasury Note/Bond	2.625%	7/31/29	223,988	204,599
United States Treasury Note/Bond	1.625%	8/15/29	246,139	213,179
United States Treasury Note/Bond	6.125%	8/15/29	30,369	32,965
United States Treasury Note/Bond	3.125%	8/31/29	215,990	202,457
United States Treasury Note/Bond	3.875%	9/30/29	217,163	211,598
United States Treasury Note/Bond	4.000%	10/31/29	203,697	199,782
United States Treasury Note/Bond	1.750%	11/15/29	176,529	153,277
United States Treasury Note/Bond	3.875%	11/30/29	201,518	196,260
United States Treasury Note/Bond	3.875%	12/31/29	208,114	202,619
United States Treasury Note/Bond	3.500%	1/31/30	211,219	201,351
United States Treasury Note/Bond	1.500%	2/15/30	315,322	266,792
United States Treasury Note/Bond	4.000%	2/28/30	217,625	213,170
United States Treasury Note/Bond	3.625%	3/31/30	190,832	182,960
United States Treasury Note/Bond	3.500%	4/30/30	203,033	193,230
United States Treasury Note/Bond	0.625%	5/15/30	456,995	361,669
United States Treasury Note/Bond	6.250%	5/15/30	42,978	47,383
United States Treasury Note/Bond	3.750%	5/31/30	222,034	214,297
United States Treasury Note/Bond	3.750%	6/30/30	180,992	174,601
United States Treasury Note/Bond	4.000%	7/31/30	185,321	181,383
United States Treasury Note/Bond	0.625%	8/15/30	538,633	422,574
United States Treasury Note/Bond	4.125%	8/31/30	204,617	201,708
United States Treasury Note/Bond	4.625%	9/30/30	137,467	139,572
United States Treasury Note/Bond	4.875%	10/31/30	188,388	194,099
United States Treasury Note/Bond	0.875%	11/15/30	575,801	457,582
United States Treasury Note/Bond	4.375%	11/30/30	221,271	221,478
United States Treasury Note/Bond	1.125%	2/15/31	530,142	427,427
United States Treasury Note/Bond	5.375%	2/15/31	28,276	30,012
United States Treasury Note/Bond	1.625%	5/15/31	528,950	438,533
United States Treasury Note/Bond	1.250%	8/15/31	638,750	510,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.375%	11/15/31	633,595	507,866
	United States Treasury Note/Bond	1.875%	2/15/32	592,703	491,851
	United States Treasury Note/Bond	2.875%	5/15/32	578,380	517,740
	United States Treasury Note/Bond	2.750%	8/15/32	558,259	493,100
	United States Treasury Note/Bond	4.125%	11/15/32	555,284	545,219
	United States Treasury Note/Bond	3.500%	2/15/33	536,803	501,827
	United States Treasury Note/Bond	3.375%	5/15/33	534,622	494,191
	United States Treasury Note/Bond	3.875%	8/15/33	566,625	545,200
	United States Treasury Note/Bond	4.500%	11/15/33	206,921	209,572
Total U.S. Government and Agency Obligations (Cost $28,185,364)					26,788,877
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $146,222)	5.438%		1,462,381	146,223
Total Investments (99.7%) (Cost $28,331,586)					26,935,100
Other Assets and Liabilities—Net (0.3%)					71,611
Net Assets (100%)					27,006,711
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,788,877	—	26,788,877
Temporary Cash Investments	146,223	—	—	146,223
Total	146,223	26,788,877	—	26,935,100